UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03541

Asset Management Fund

(Exact name of registrant as specified in charter)

1000 Brickell Avenue, Suite 500 Miami, FL 33131

(Address of principal executive offices)  (Zip code)

Beacon Hill Fund Services, Inc. 4041 N. High Street Columbus, OH 43214

(Name and address of agent for service)

Registrant's telephone number, including area code: (800)-527-3713

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS January 31, 2014 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	90.7%
1 Yr. Constant Maturity Treasury Based ARMS	27.8%
Fannie Mae
2.49%		7/1/28	$1,519,530	$1,589,258
2.06%		8/1/29	1,096,765	1,131,466
2.30%		3/1/30	187,230	195,452
2.34%		5/1/33	597,422	628,548
2.47%		9/1/33	2,015,602	2,106,340
2.30%		1/1/35	4,967,539	5,240,093
2.37%		1/1/35	3,859,788	4,082,887
2.28%		9/1/38	6,914,592	7,367,774
Fannie Mae Grantor Trust
3.53%		5/25/42	6,848,751	7,266,045
2.84%		8/25/43	8,067,818	8,348,256
Fannie Mae Whole Loan
3.04%		8/25/42	7,352,831	7,667,658
3.66%		8/25/42	3,117,376	3,345,447
2.69%		4/25/45	12,732,967	13,574,921
Freddie Mac
2.26%		10/1/22	376,991	386,553
2.27%		9/1/27	727,151	749,785
2.23%		9/1/28	5,416,194	5,615,157
2.25%		9/1/30	391,482	401,006
2.38%		7/1/31	2,611,017	2,693,194
				72,389,840
12 Mo. London Interbank Offering Rate (LIBOR)	45.9%
Fannie Mae
2.44%		9/1/36	10,200,022	10,849,121
2.56%		6/1/37	16,037,687	17,178,432
2.47%		8/1/37	24,371,102	26,048,882
2.23%		9/1/37	6,429,461	6,831,302
2.43%		10/1/37	3,570,037	3,793,164
2.44%		7/1/38	7,667,125	8,146,320
2.35%		9/1/38	20,610,241	22,048,423
4.36%		5/1/39	10,669,400	11,416,567

See notes to Schedules of Investments.

1

ASSET MANAGEMENT FUND ULTRA SHORT MORTGAGE FUND SCHEDULE OF INVESTMENTS January 31, 2014 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
Freddie Mac
2.52%		5/1/39	$12,340,357	$13,111,630
				119,423,841

6 Mo. Certificate of Deposit Based ARMS	0.8%
Fannie Mae
1.25%		6/1/21	506,916	509,446
1.72%		12/1/24	1,081,499	1,104,476
Freddie Mac
1.94%		1/1/26	500,923	514,834
				2,128,756
6 Mo. London Interbank Offering Rate (LIBOR)	3.9%
Fannie Mae
1.66%		9/1/27	2,202,090	2,255,011
1.61%		3/1/28	1,830,368	1,871,291
2.13%		6/1/28	280,853	292,828
1.53%		9/1/33	1,018,373	1,035,200
1.63%		11/1/33	1,562,302	1,593,554
1.65%		11/1/33	934,977	958,701
Freddie Mac
2.50%		9/1/30	1,906,240	2,051,452
				10,058,037
Cost of Funds Index Based ARMS	10.1%
Fannie Mae
3.13%		2/1/28	8,663,261	9,085,180
2.21%		8/1/33	5,316,066	5,484,197
2.95%		11/1/36	5,932,578	6,332,362
2.04%		6/1/38	5,053,841	5,214,523
				26,116,262
SBA Pool Floaters	2.2%
Small Business Administration Pool
3.36%		10/25/38	4,967,934	5,679,128
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				235,795,864

See notes to Schedules of Investments.

2

ASSET MANAGEMENT FUND
ULTRA SHORT MORTGAGE FUND
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
FIXED RATE MORTGAGE-RELATED SECURITIES	5.7%
15 Yr. Securities	1.0%
Fannie Mae
2.50%		10/1/27	$2,507,420	$2,503,815
Collateralized Mortgage Obligations	4.7%
Fannie Mae
5.00%		2/25/18	1,807,135	1,906,521
4.00%		10/25/23	889,552	916,438
5.00%		3/25/24	2,520,084	2,704,527
Freddie Mac
4.00%		6/15/36	6,361,594	6,635,442
				12,162,928
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				14,666,743

	Percentage
	of Net
	Assets		Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%			430	$430
TOTAL INVESTMENT COMPANIES				430

	Percentage
	of Net		Principal
	Assets		Amount	Value
REPURCHASE AGREEMENTS	3.6%
Bank of America, 0.02%, (Agreement dated 1/31/14 to be repurchased at $9,398,016 on 2/3/14 Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 1.63% - 5.00%, with a value of $9,585,961, due at 12/15/24 - 1/20/44)			$9,398,000	$9,398,000
TOTAL REPURCHASE AGREEMENTS				9,398,000
TOTAL INVESTMENTS (Cost $ 254,637,104)	100.0%			259,861,037
NET OTHER ASSETS (LIABILITIES)	0.0%			125,138
NET ASSETS	100.0%			$259,986,175

*	The rates presented are the rates in effect at January 31, 2014.

See notes to Schedules of Investments.

3

ASSET MANAGEMENT FUND ULTRA SHORT FUND SCHEDULE OF INVESTMENTS January 31, 2014 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	86.4%
1 Yr. Constant Maturity Treasury Based ARMS	33.9%
Fannie Mae
2.28%		10/1/28	$98,128	$102,523
2.64%		12/1/30	320,609	338,480
2.26%		7/1/33	397,183	411,519
Freddie Mac
2.37%		11/1/28	85,008	88,418
2.87%		1/1/29	434,835	461,083
2.29%		7/1/30	271,481	281,676
2.35%		9/1/30	54,526	57,429
2.51%		8/1/31	639,033	667,073
				2,408,201
12 Mo. London Interbank Offering Rate (LIBOR)	52.5%
Fannie Mae
2.47%		8/1/37	1,254,061	1,340,394
2.23%		9/1/37	460,980	489,792
2.43%		10/1/37	914,079	971,209
2.35%		9/1/38	824,497	882,031
4.36%		5/1/39	51,029	54,602
				3,738,028

TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				6,146,229

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	13.5%
Northern Institutional Treasury Portfolio, 0.01%		961,055	$961,055
TOTAL INVESTMENT COMPANIES			961,055
TOTAL INVESTMENTS (Cost $7,019,348)	99.9%		$7,107,284
OTHER NET ASSETS (LIABILITIES)	0.1%		7,726
NET ASSETS	100.0%		$7,115,010

*      The rates presented are the rates in effect at January 31, 2014.

See notes to Schedules of Investments.

4

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS January 31, 2014 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	63.6%
1 Yr. Constant Maturity Treasury Based ARMS	23.1%
Fannie Mae
2.56%		5/1/31	$444,067	$468,331
2.37%		1/1/35	330,120	349,201
Fannie Mae Grantor Trust
3.53%		5/25/42	764,028	810,580
2.84%		8/25/43	1,575,500	1,630,265
Freddie Mac
2.35%		3/1/27	225,971	234,784
2.51%		8/1/31	932,032	972,929
				4,466,090
12 Mo. London Interbank Offering Rate (LIBOR)	40.5%
Fannie Mae
2.44%		9/1/36	474,420	504,610
2.23%		9/1/37	921,960	979,583
2.43%		10/1/37	1,553,935	1,651,056
2.35%		9/1/38	1,477,224	1,580,305
4.36%		5/1/39	382,716	409,517
Freddie Mac
2.52%		5/1/39	2,535,066	2,693,507
				7,818,578
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				12,284,668
FIXED RATE MORTGAGE-RELATED SECURITIES	27.5%
10 Yr. Securities	6.6%
Fannie Mae
3.50%		7/1/21	1,203,485	1,274,671
15 Yr. Securities	14.1%
Fannie Mae
3.00%		1/1/27	2,630,707	2,718,349
Freddie Mac
8.00%		12/17/15	6,135	6,476
				2,724,825

See notes to Schedule of Investments.

5

ASSET MANAGEMENT FUND SHORT U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS January 31, 2014 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
30 Yr. Securities	6.8%
Government National Mortgage Association
3.50%		9/15/42	$1,267,487	$1,305,809
TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES				5,305,305

U.S. GOVERNMENT OBLIGATIONS	7.7%
U.S. Treasury Note
0.25%		11/30/15	1,500,000	1,499,004
TOTAL U.S. GOVERNMENT OBLIGATIONS				1,499,004

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	1.1%
Northern Institutional Treasury Portfolio, 0.01%		208,773	$208,773
TOTAL INVESTMENT COMPANIES			208,773
TOTAL INVESTMENTS (Cost $ 19,218,905)	99.9%		19,297,750
NET OTHER ASSETS (LIABILITIES)	0.1%		16,899
NET ASSETS	100.0%		$19,314,649

*	The rates presented are the rates in effect at January 31, 2014.

See notes to Schedule of Investments.

6

ASSET MANAGEMENT FUND INTERMEDIATE MORTGAGE FUND SCHEDULE OF INVESTMENTS January 31, 2014 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*	33.2%
1 Yr. Constant Maturity Treasury Based ARMS	6.2%
Fannie Mae
2.53%		7/1/37	$1,402,889	$1,501,782
12 Mo. London Interbank Offering Rate (LIBOR)	27.0%
Fannie Mae
2.23%		9/1/37	4,609,802	4,897,915
2.35%		9/1/38	1,133,684	1,212,792
4.36%		5/1/39	382,716	409,517
				6,520,224
TOTAL ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES				8,022,006
FIXED RATE MORTGAGE-RELATED SECURITIES	52.2%
10 Yr. Securities	4.2%
Fannie Mae
3.50%		7/1/21	962,788	1,019,736
15 Yr. Securities	3.3%
Fannie Mae
7.00%		3/1/15	5,589	5,700
7.00%		3/1/15	9,046	9,207
7.50%		11/1/15	15,587	16,094
6.50%		1/1/16	8,745	9,019
6.00%		6/1/16	58,676	61,189
6.00%		7/1/17	44,246	46,903
6.00%		7/1/17	78,019	82,517
2.50%		2/1/26	455,520	457,401
Freddie Mac
6.00%		6/1/17	96,100	101,684
				789,714
30 Yr. Securities	19.4%
Freddie Mac
3.50%		11/1/41	2,078,891	2,106,201
3.00%		8/1/42	86,260	83,788

See notes to Schedules of Investments.

7

ASSET MANAGEMENT FUND INTERMEDIATE MORTGAGE FUND SCHEDULE OF INVESTMENTS January 31, 2014 (Unaudited)

	Percentage
	of Net	Maturity	Principal
	Assets	Date	Amount	Value
Government National Mortgage Association
3.50%		8/15/42	$2,436,943	$2,510,622
				4,700,611
Collateralized Mortgage Obligations	25.3%
Fannie Mae
4.00%		10/25/32	173,156	176,589
Freddie Mac
5.50%		9/15/33	5,466,670	5,952,799
				6,129,388
TOTAL FIXED RATE MORTGAGE-RELATED
SECURITIES				12,639,449
U.S. GOVERNMENT OBLIGATIONS	10.3%
U.S. Treasury Note
0.25%		11/30/15	2,500,000	2,498,340
TOTAL U.S. GOVERNMENT OBLIGATIONS				2,498,340

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	0.0%
Northern Institutional Treasury Portfolio, 0.01%		630	$630
TOTAL INVESTMENT COMPANIES			630

	Percentage
	of Net	Principal
	Assets	Amount	Value
REPURCHASE AGREEMENTS	4.3%
Bank of America, 0.02%,(Agreement dated 1/31/14 to be repurchased at $1,033,002 on 2/3/14. Collateralized by Fixed Rate U.S. Government Mortgage-Backed Securities, 4.00%, with a value of $1,053,661, due at 12/15/24 - 1/20/44)		$1,033,000	$1,033,000
TOTAL REPURCHASE AGREEMENTS			1,033,000

See notes to Schedules of Investments.

8

ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE FUND
SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

	Percentage
	of Net	Principal
	Assets	Amount	Value
TOTAL INVESTMENTS (Cost $ 24,264,987)	100.0%		24,193,425
NET OTHER ASSETS (LIABILITIES)	0.0%		5,606
NET ASSETS	100.0%		$24,199,031

*	The rates presented are the rates in effect at January 31, 2014.

See notes to Schedules of Investments.

9

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS January 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	94.5%
Aerospace & Defense	4.4%
United Technologies Corp.		35,000	$3,990,700
Air Freight & Logistics	3.7%
United Parcel Service, Inc.		35,000	3,333,050
Beverages	8.6%
Coca-Cola Co.		100,000	3,782,000
PepsiCo, Inc.		50,000	4,018,000
			7,800,000
Chemicals	4.3%
Du Pont (E.I.) De Nemours		40,000	2,440,400
Praxair, Inc.		12,000	1,496,640
			3,937,040
Commercial Banks	4.5%
Wells Fargo & Co.		90,000	4,080,600
Diversified Financial Services	3.7%
American Express Co.		40,000	3,400,800
Electrical Equipment	2.9%
Emerson Electric Co.		40,000	2,637,600
Energy Equipment & Services	1.9%
Schlumberger Ltd		20,000	1,751,400
Food & Staples Retailing	4.1%
Wal-Mart Stores, Inc.		50,000	3,734,000
Food Products	2.6%
General Mills, Inc.		50,000	2,401,000
Health Care Equipment & Supplies	3.0%
Becton, Dickinson & Co.		25,000	2,703,000
Hotels, Restaurants & Leisure	4.1%
McDonald’s Corp.		40,000	3,766,800
Household Products	3.4%
Procter & Gamble		40,000	3,064,800

See notes to Schedule of Investments.

10

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS January 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Industrial Conglomerates	7.7%
3M Company		25,000	$3,204,750
General Electric Co.		150,000	3,769,500
			6,974,250
Insurance	4.6%
Berkshire Hathaway, Inc. (Class A)(a)		25	4,237,798
IT Services	6.2%
Automatic Data Processing		25,000	1,915,000
International Business Machines Corp.		21,000	3,710,280
			5,625,280
Media	4.0%
The Walt Disney Company		50,000	3,630,500
Oil & Gas Consumable Fuels	7.7%
Chevron Corp.		30,000	3,348,900
Exxon Mobil Corp.		40,000	3,686,400
			7,035,300
Pharmaceuticals	6.4%
Abbott Laboratories		50,000	1,833,000
Johnson & Johnson		45,000	3,981,150
			5,814,150
Software	4.2%
Microsoft Corp.		100,000	3,785,000
Specialty Retail	2.5%
TJX Companies		40,000	2,294,400
TOTAL COMMON STOCKS			85,997,468

See notes to Schedule of Investments.

11

ASSET MANAGEMENT FUND LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS January 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
INVESTMENT COMPANIES	5.5%
Northern Institutional Treasury Portfolio, 0.01%		5,047,066	$5,047,066
TOTAL INVESTMENT COMPANIES			5,047,066
TOTAL INVESTMENTS (Cost $51,933,053)	100.0%		91,044,534
NET OTHER ASSETS (LIABILITIES)	0.0%		(27,580)
NET ASSETS	100.0%		$91,016,954

(a)	Non-income producing security.

See notes to Schedule of Investments.

12

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS January 31, 2014 (Unaudited)

Asset Management Fund (the “Trust”) was reorganized as a Delaware statutory trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management company. As of October 31, 2013, the Trust is authorized to issue an unlimited number of shares in five separate series: the Ultra Short Mortgage Fund, the Ultra Short Fund, the Short U.S. Government Fund, the Intermediate Mortgage Fund and the Large Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). Each of the Funds, except the Large Cap Equity Fund, offer a single class of shares. The Large Cap Equity Fund is authorized to issue two classes of shares: Class AMF Shares and Class H Shares. Class AMF and Class H Shares of the Large Cap Equity Fund have the same rights and obligations except: (i) Class AMF Shares bear a distribution fee, while Class H Shares do not have any distribution fee, which will cause Class AMF Shares to have a higher expense ratio and to pay lower dividends than those related to Class H Shares; (ii) other expenses, which are determined to properly apply to one class of shares upon approval by the Board of Trustees of the Trust (“Board”), will be borne solely by the class to which such expenses are attributable; and (iii) each class will have exclusive voting rights with respect to the matters relating to its own distribution arrangements.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. The Trust maintains an insurance policy that insures its officers and trustees against certain liabilities.

A. Significant accounting policies are as follows:

SECURITY VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk,etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short term debt securities are valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

The Funds’ prices for equity securities are generally provided by an independent third party pricing service approved by the Board as of the close of the regular trading session of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of each Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the mean of the latest bid and ask

13

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS January 31, 2014 (Unaudited)

quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized  as Level 1 in the fair value hierarchy.

The Funds’ debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Board. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days are valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. If a pricing service is unable to provide valuations for a particular security or securities, or the Adviser has determined that such valuations are unreliable, the Funds will fair value the security or securities pursuant to the fair valuation methodology of the Adviser approved by the Board.

Within the fair value pricing methodology used by the Adviser, among the more specific factors that are considered in determining the fair value of investments in debt instruments are: (1) information obtained with respect to market transactions in such securities or comparable securities; (2) the price and extent of public trading in similar securities of the issuer or comparable securities; (3) the fundamental analytical data relating to the investment; (4) quotations from broker/dealers, yields, maturities, ratings and various relationships between securities; and (5) evaluation of the forces which influence the market in which these securities are purchased and sold. The fair valuation process also takes into consideration factors such as interest rate changes, movements in credit spreads, default rate assumptions, repayment assumptions, type and quality of collateral, and security seasoning. Imprecision in estimating fair value can impact the amount of unrealized appreciation or depreciation recorded for a particular security, and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair value pricing, including evaluated prices obtained from pricing services, is inherently a process of estimates and judgments. Fair value prices may fluctuate less than market prices due to technical issues which may impact the prices at which the Funds can purchase or sell securities. Market prices can be impacted by technical factors such as short term changes in market liquidity and volatility which may not directly impact fair value prices. There can be no assurance that a Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s NAV. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater NAV volatility.

While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

14

ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS January 31, 2014 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2014:

Portfolio	Level 1 ‐ Quoted Prices	Level 2 ‐ Other Significant Observable Inputs	Level 3 ‐ Significant Unobservable Inputs	Total
Ultra Short Mortgage Fund
U.S. Government Agency Mortgages	$ ‐	$250,462,607	$ ‐	$250,462,607
Repurchase Agreements	‐	9,398,000	‐	9,398,000
Investment Companies	430	‐	‐	430
Total Investments				259,861,037
Ultra Short Fund
U.S. Government Agency Mortgages	‐	6,146,229	‐	6,146,229
Investment Companies	961,055	‐	‐	961,055
Total Investments				7,107,284
Short U.S. Government Fund
U.S. Government Agency Mortgages	‐	19,088,977	‐	19,088,977
Investment Companies	208,773	‐	‐	208,773
Total Investments				19,297,750
Intermediate Mortgage Fund
U.S. Government Agency Mortgages	‐	23,159,795	‐	23,159,795
Repurchase Agreements	‐	1,033,000	‐	1,033,000
Investment Companies	630	‐	‐	630
Total Investments				24,193,425
Large Cap Equity Fund
Common Stocks	85,997,468	‐	‐	85,997,468
Investment Companies	5,047,066	‐	‐	5,047,066
Total Investments				$91,044,534

As of January 31, 2014 there were no Level 3 securities held by the Funds. The Trust’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1, 2 or 3 as of January 31, 2014, based on levels assigned to securities as of October 31, 2013.

REPURCHASE AGREEMENTS

With the exception of the Ultra Short Fund and Large Cap Equity fund, obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks may be purchased from government securities dealers or the custodian bank, subject to the seller’s agreement to repurchase them at an agreed upon date and price. The value of collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by Funds may be delayed or limited.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS

Each Fund may purchase securities on a when-issued or delayed-delivery basis. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering

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ASSET MANAGEMENT FUND NOTES TO SCHEDULES OF INVESTMENTS January 31, 2014 (Unaudited)

and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. By the time of delivery, securities purchased on a when-issued or delayed-delivery basis may be valued at less than the purchase price. At the time when-issued or delayed delivery securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any income on the securities that it purchased. There were no when-issued securities held in the Funds as of January 31, 2014.

FEDERAL INCOME TAX INFORMATION

As of January 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
AMF Ultra Short Mortgage Fund	$254,638,215	$5,560,525	$(337,703)	$5,222,822
AMF Ultra Short Fund	7,019,348	96,934	(8,998)	87,936
AMF Short U.S. Government Fund	19,219,869	183,925	(106,044)	77,881
AMF Intermediate Mortgage Fund	24,265,758	128,515	(200,848)	(72,333)
AMF Large Cap Equity Fund	51,933,053	40,123,659	(1,012,178)	39,111,481

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Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Asset Management Fund

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Trent Statczar
Trent Statczar, Treasurer

Date: March 19, 2014

By (Signature and Title)

/s/ Rodger Shay, Jr.
Rodger Shay, Jr., President

Date: March 19, 2014